General information and reorganization transactions	12 Months Ended
Dec. 31, 2022
General information and reorganization transactions [Abstract]
General information and reorganization transactions

Note 1 — General information and reorganization transactions

Brera Holdings PLC (FKA Brera Holdings Limited) (“Brera Holdings” or the “Company”), a public company limited by shares, was incorporated in Ireland on June 30, 2022.

The sole subscriber to the incorporation constitution of the Company was Goodbody Subscriber One Limited who subscribed for one (1) ordinary share for EUR1.00. On July 11, 2022, the one ordinary share was transferred to Daniel Joseph McClory, and on July 14, 2022, the ordinary share was surrendered to the Company and cancelled in accordance with Irish law. On July 13, 2022, an amended constitution was adopted by the Company reflecting an authorized share capital of EUR1.00 and US$1,750,000 divided into 50,000,000 Class A Ordinary Shares, nominal value US$0.005 per share, 250,000,000 Class B Ordinary Shares, nominal value US$0.005 per share, 50,000,000 preferred shares, nominal value US$0.005 per share, and one ordinary share with a nominal value of EUR1.00. On July 14, 2022, the Company issued 8,100,000 Class A Ordinary Shares and 100,000 Class B Ordinary Shares.

Brera Milano S.r.l. (FKA KAP S.r.l.) (“Brera Milano” or “KAP”), an Italian limited liability company (società a responsabilità limitata), was formed on December 20, 2016.

On July 18, 2022, the Company entered into a preliminary agreement for the purchase of all the shares of Brera Milano with Marco Sala, Stefano Locatelli, Alessandro Aleotti, Christian Rocca, Sergio Carlo Scalpelli, and MAX SRL (the “Acquisition”). Pursuant to the terms of the agreement, the Company acquired 100% of equity interest of Brera Milano on July 29, 2022. As a result, Brera Milano became a wholly owned subsidiary of the Company.

The Company also agreed to contribute EUR253,821 to Brera Milano upon the final completion of the formal obligations under this agreement at the Milan Register of Companies, in order to restore Brera Milano’s share capital due to a EUR253,821 liability indicated by its financial statements. On July 29, 2022, the Company executed the final deed of share transfer, paid EUR253,821 for purposes of restoring Brera Milano’s share capital, and completed certain other required formalities. On the same day, the share transfer became effective under Italian law. As a result, Brera Milano became a wholly-owned subsidiary of the Company.

The Acquisition was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with the guidance in paragraphs B19–B27 of IFRS 3 for reverse acquisitions. Brera Milano was determined to be the accounting acquirer based upon the terms of the Acquisition and other factors including: (i) former Brera Milano shareholders owning approximately 35% of the combined company (on a fully diluted basis) immediately following the closing of the Acquisition and are the largest shareholders’ party of the Company, (ii) former Brera Milano shareholder, Alessandro Aleotti, being appointed as the Chief Strategy Officer and a director of the Company, and (iii) former Brera Milano shareholder, Sergio Carlo Scalpelli, being appointed as the Chief Executive Officer and a director of the Company; (iv) shareholders of the Company other than the former Brera Milano shareholders continuing as passive investors; and (v) the combined company continuing the football related business with Brera Milano shareholders being the major subject matter experts of this industry in the Company and having the power to direct the development and operations of the combined company after the Acquisition.

As of December 31, 2022, the Company, which was established as a non-operational shell corporation on June 30, 2022, has undergone a transformation following a reverse acquisition completed on July 29, 2022. Prior to this acquisition, the Company had issued shares to existing shareholders as a shell corporation, and it was not qualified as a business under the definition of IFRS 3. With reference to IFRS 3 Appendix B, this would not constitute as a business combination since there is no substantive change in the reporting entity or its assets and liabilities. Consequently, the consolidated financial statements of the Company as of December 31, 2021, represented a continuation of the financial statements of Brera Milano and the assets and liabilities are presented at their historical carrying values. As of December 31, 2022, the Company’s consolidated financial statements are prepared in accordance to IFRS 10 and represented the aggregated financial results of all entities within the Group.

The Company, via its wholly-owned operating subsidiary, Brera Milano, is engaged in a range of businesses including football division progression, global football player transfer services, sponsorship services, and football school services and consulting services on football projects.